Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,567,000
Previously Paid Amount	0.00
Total Fee Amount	7,397.60
Total Offset Amount	0.00
Net Fee	7,397.60
Narrative - Max Aggregate Offering Price	$ 53,567,000
Final Prospectus	true